Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Asset and Mortgage Backed Securities USD ($)	Mar. 31, 2013 Asset and Mortgage Backed Securities INR
Amortized Cost
Within one year					2,412.9
Over one year through five years					3,818.2
Over five years through ten years					663.0
Over ten years					586.7
Total	18,668.2	1,017,788.0	818,032.4		7,480.8
Fair Value
Within one year				44.0	2,399.7
Over one year through five years				69.3	3,777.0
Over five years through ten years				12.7	689.8
Over ten years				13.5	737.2
Total	$ 18,673.4	1,018,071.5	807,080.4	$ 139.5	7,603.7